Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 144,633	$ 121,471
Expiry Date	2029 to 2042	2029 to 2041
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 7,156	$ 9,672
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	911	765
Donations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 153	$ 133
Expiry Date	2023 to 2027	2022 to 2026